ASSETS AND LIABILITIES IN FORREIGN CURRENCY (Details) $ in Thousands, $ in Thousands		Dec. 31, 2018 ARS ($) $ / $	Dec. 31, 2018 USD ($) $ / $	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 USD ($)
CURRENT ASSETS [Abstract]
Total current assets		$ 20,407,651		$ 9,648,912
NON CURRENT ASSETS [Abstract]
Total non-current assets		14,949		39,968
TOTAL ASSETS		20,422,600		9,688,880
CURRENT LIABILITIES [Abstract]
Total current liabilities		3,924,898		4,440,851
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		20,154,216		4,680,011
TOTAL LIABILITIES		$ 24,079,114		9,120,862
Exchange rate (in Ps. per dollars) | $ / $		37.7	37.7
Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		$ 3,092,037		2,145,738
Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		442,836		1,962,609
Loans [Member]
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		20,154,216		4,680,011
Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets		16,644,827		3,916,747
Other Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets		5,714		2,134,111
NON CURRENT ASSETS [Abstract]
Total non-current assets		8,760
Other Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets				325,158
NON CURRENT ASSETS [Abstract]
Total non-current assets				21,369
Trade receivables [member]
CURRENT ASSETS [Abstract]
Total current assets		3,114,499		3,002,432
NON CURRENT ASSETS [Abstract]
Total non-current assets				4,511
Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets		424,339		270,464
NON CURRENT ASSETS [Abstract]
Total non-current assets		6,189		14,088
Foreign Currency [member]
CURRENT ASSETS [Abstract]
Total current assets		14,788,854		5,274,679
NON CURRENT ASSETS [Abstract]
Total non-current assets		0		4,511
TOTAL ASSETS		14,788,854		5,279,190
CURRENT LIABILITIES [Abstract]
Total current liabilities		2,033,173		3,200,771
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		20,154,216		4,680,011
TOTAL LIABILITIES		22,187,389		7,880,782
Foreign Currency [member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		$ 1,590,337	$ 42,184	1,238,162	$ 44,882
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[1]	37.7	37.7
Foreign Currency [member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		$ 442,836	$ 11,746	1,962,609	71,278
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[1]	37.7	37.7
Foreign Currency [member] | Loans [Member]
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		$ 20,154,216	$ 534,595	4,680,011	169,969
Exchange rate (in Ps. per dollars) | $ / $	[1]	37.7	37.7
Foreign Currency [member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 13,538,138	$ 361,017	1,937,122	70,732
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	37.5	37.5
Foreign Currency [member] | Other Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 5,714	$ 152	1,361,756	49,723
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	37.5	37.5
Foreign Currency [member] | Other Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 0	$ 0	325,158	11,873
Foreign Currency [member] | Trade receivables [member]
CURRENT ASSETS [Abstract]
Total current assets		1,181,514	31,507	1,584,011	57,838
NON CURRENT ASSETS [Abstract]
Total non-current assets		$ 0	$ 0	4,511	165
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	37.5	37.5
Foreign Currency [member] | Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 63,488	$ 1,693	$ 66,632	$ 2,433
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	37.5	37.5

[1]	Sell exchange rate at the end of fiscal year
[2]	Buy exchange rate at the end of fiscal year